Equity	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Equity
Note 3:	Equity

1.
On February 11, 2025, the Board of Directors of the Company approved the granting of 242,550 shares and 21,950 RSUs to employees, officers, and board members. The share options have an exercise price of $18.54 per share and will vest over a period of 1 to 4 years. The fair value of the options and RSUs granted at the grant date was $2,907.

2.	On May 25, 2025; 50,000 Series A warrants were exercised to the Company ordinary shares at an exercise price of $13.475 per ordinary share, in accordance with the terms of the Series A warrants.

The fair value of the warrants which are classified as current liabilities was measured by using the Black and Scholes model. The following inputs were used to determine the fair value:

Contractual period of warrants–1.41 years.
Expected volatility – 61.2%
Risk-free interest rate – 3.86%
Expected dividend yield – 0%.

	Jun-30		Dec-31
	2025	2024	2024

Balance as of January 1	17,092	7,296	7,296
Exercise of warrants	(477)	(401)	(908)
Revaluation of warrants accounted at fair value	2,377	8,007	10,704
Balance at the end of the period	18,992	14,902	17,092